Premises and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Premises and Equipment	Premises and Equipment
A summary of premises and equipment, excluding those that were held for sale, at December 31, 2025 and 2024 was as follows:

	December 31,
(dollars in thousands)	2025	2024
Land and land improvements	$7,854	$9,190
Buildings and improvements	32,177	36,401
Furniture and equipment	12,344	13,675
Operating leases - right of use asset	5,352	2,796
Construction in progress	1,972	271
Total	59,699	62,333
Less accumulated depreciation	29,736	31,167
Premises and equipment, net	$29,963	$31,166
Depreciation expense for the years ended December 31, 2025, 2024, and 2023 was as follows:

	For the year ended December 31,
(in thousands)	2025	2024	2023
Depreciation expense	$2,241	$1,650	$2,106